SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Mr. Weber's long-term incentive grant consists of four vesting tranches, which will vest at any time prior to the fifth anniversary of October 1, 2015 (“the Commencement Date”) the closing market price of the Company’s common stock over any 30 consecutive trading days is at or greater than the target price, set forth in the table below.

Target Price Per Share	Long-Term Incentive Shares
$13.00	50,000
$16.00	50,000
$20.00	100,000
$25.00	100,000
$30.00	100,000

Valuation Assumptions
During 2014 and 2013 our assumptions related to these inputs were as follows:

	2014	2013
Dividend yield	—%	—%
Risk-free interest rate	1.47% - 1.66%	0.65% - 1.75%
Expected volatility	36.35% - 48.65%	29.54% - 51.37%
Forfeitures	11.00% - 37.00%	11.00% - 39.00%

Stock Option Activity
A summary of stock option activity is as follows:

	Number of Shares	Option Exercise Price	Weighted- Average Exercise Price
Options Outstanding 01/01/2013	3,186,414
Options Exercisable 01/01/2013	1,543,284
Granted	512,700	$11.18 - $16.08	$12.18
Exercised	(224,973)	$5.00 - $14.57	$8.10
Forfeited	(392,467)	$5.00 - $16.08	$11.94
Options Outstanding 12/31/2013	3,081,674
Options Exercisable 12/31/2013	1,911,565
Granted	645,670	$13.16 - $17.71	$17.10
Exercised	(501,400)	$5.00 - $14.88	$8.19
Forfeited	(277,070)	$5.00 - $17.11	$13.52
Options Outstanding 12/31/2014	2,948,874
Options Exercisable 12/31/2014	1,934,215
Granted	—	—	—
Exercised	(139,270)	$5.00 - $10.00	$5.65
Forfeited	(476,715)	$5.50 - $17.11	$13.00
Options Outstanding 12/31/2015	2,332,889
Options Exercisable 12/31/2015	1,965,633

Outstanding Stock Options
As of December 31, 2015, outstanding stock options were as follows:

Exercise Price	Options Outstanding	Intrinsic Value	Options Vested	Intrinsic Value	Weighted-Average Remaining Life (Years)
$5.00 - $5.50	341,950	$215,639	341,950	$215,369	3.59
$6.90 - $7.66	258,448	—	258,448	—	6.08
$7.96 - $8.14	69,250	—	69,250	—	5.87
$9.17 - $10.98	188,388	—	188,388	—	5.24
$11.18 - $11.99	245,750	—	205,113	—	6.34
$12.28 - $12.97	384,473	—	314,755	—	6.77
$13.00 - $13.48	155,686	—	135,121	—	7.15
$14.03 - $14.88	225,674	—	219,779	—	5.24
$16.08 - $17.71	463,270	—	232,829	—	8.09
	2,332,889	$215,639	1,965,633	$215,369

Stock Incentive Plan

EQUITY UNDER THE 2013 STOCK INCENTIVE PLAN
Total equity available to issue	2,700,000
Total equity outstanding or exercised	1,708,010
Total equity remaining	991,990

Outstanding Unvested Restricted Stock Awards
outstanding unvested restricted stock awards is as follows:

Unvested Shares
Outstanding 01/01/2013	452,583
Granted	258,250
Vested	(52,033)
Forfeited	(55,300)
Outstanding 12/31/2013	603,500
Granted	279,123
Vested	(171,481)
Forfeited	(24,137)
Outstanding 12/31/2014	687,005
Granted	591,015
Vested	(270,487)
Forfeited	(47,800)
Outstanding 12/31/2015	959,733